UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):			is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					February 12, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:					25
Form 13F Information Table Value Total:					242,931
									(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt 	Other 	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES INC MSCI HONG KONG IND	CU	46428687	261	13440	SH		Sole				13440
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	468	8184	SH		Sole				8184
ISHARES S&P 500 INDEX ETF	CU	46428720	6335	44258	SH		Sole				44258
ISHARES MSCI EMERGING MARKETS	CU	46428723	905	20396	SH		Sole				20396
ISHARES MSCI EAFE ETF	CU	46428746	5222	91847	SH		Sole				91847
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	7004	88486	SH		Sole				88486
ISHARES RUSSELL 2000 ETF	CU	46428765	13475	159814	SH		Sole				159814
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	4190	126478	SH		Sole				126478
SCHWAB US MID-CAP ETF	CU	80852450	289	10360	SH		Sole				10360
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1210	44643	SH		Sole				44643
VANGUARD DIVIDEND APPRECIATION	CU	92190884	1885	31642	SH		Sole				31642
VANGUARD MSCI EAFE ETF	CU	92194385	45267	1284887	SH		Sole				1284887
VANGUARD HIGH DIVIDEND YIELD	CU	92194640	228	4611	SH		Sole				4611
VANGUARD MSCI EMERGING MARKETS	CU	92204285	16930	380191	SH		Sole				380191
VANGUARD REIT INDEX	CU	92290855	14252	216601	SH		Sole				216601
VANGUARD MID CAP	CU	92290862	20505	248725	SH		Sole				248725
VANGUARD SMALL CAP ETF	CU	92290875	1007	12453	SH		Sole				12453
IPATH DJ-UBS AGRICULTURE TR SU	CU	06739H20	1636	29667	SH		Sole				29667
POWERSHARES QQQ TR	CU	73935A10	3651	56063	SH		Sole				56063
SPDR S&P 500 ETF	CU	78462f10	92010	646089	SH		Sole				646089
SPDR GOLD ETF	CU	78463V10	1909	11780	SH		Sole				11780
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	699	16912	SH		Sole				16912
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	1970	69235	SH		Sole				69235
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	633	8672	SH		Sole				8672
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	991	7587	SH		Sole				7587